EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
6.	EMPLOYEE BENEFIT PLANS

In 2014 we did not offer any Company sponsored health or retirement plans. In 2015 the Company provided health and dental insurance to one employee under a group plan. No retirement plan was in place for 2015.